Plan Termination	12 Months Ended
Dec. 31, 2025
RETIREMENT SAVINGS PLAN
Plan Termination
Plan Termination

7. Plan Termination

Although it has not expressed any intention to do so, the Company has the right to discontinue its Plan contribution at any time and to terminate the Plan subject to the provisions of ERISA.